Receivables - Schedule of Receivables (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Receivables [Abstract]
Accounts receivable, trade	$ 75,514	$ 35,197	$ 57,190
Other receivables	152,391	91,302	7,048
Allowance for credit losses	(12,000)	(827)	(34,571)
Receivables, net	$ 215,905	$ 125,672	$ 29,667